Financial Data Resulting from Transactions with Related Parties, Income Statement Data (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011
Related Party Transaction [Line Items]
Base management fees	$ 621	[1]	$ 581	[1]	$ 602	[1]
Incentive management fees	256	[1]	232	[1]	195	[1]
Cost reimbursements	10,291	[1]	9,405	[1]	8,843	[1]
Revenues	12,784		11,814		12,317
General, administrative, and other	(726)	[1]	(645)	[1]	(752)	[1]
Reimbursed costs	(10,291)	[1]	(9,405)	[1]	(8,843)	[1]
Related Party Transactions
Related Party Transaction [Line Items]
Base management fees	17		26		37
Incentive management fees	1		5		0
Cost reimbursements	236		315		383
Owned, leased, corporate housing, and other	1		3		8
Revenues	255		349		428
General, administrative, and other	(5)		0		(5)
Reimbursed costs	(236)		(315)		(383)
Gains and other income	0		43		4
Interest expense-capitalized	0		1		2
Interest income	4		3		3
Equity in losses	$ (5)		$ (13)		$ (13)

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.